Correction of Immaterial Errors (Details)	Dec. 31, 2023 USD ($)
previously reported [Member]
Correction of Immaterial Errors (Details) [Line Items]
Addition paid in capital	$ 430,268
As adjusted [Member]
Correction of Immaterial Errors (Details) [Line Items]
Addition paid in capital	$ 260,685